Taxation - Disclosure of Unrecognized Deferred Tax or Write-down of Deferred Tax Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	$ 22	$ 40	$ 123
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	0	269	0
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assetsa	436	394	0
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	$ 78	$ 55	$ 768